Income Taxes (Details) - Additional Information - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Valuation allowance	$ 682,975	$ 2,184
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	165,064
Valuation Allowance Uncertain Deferred Tax Assets [Member]
Income Tax Disclosure [Line Items]
Valuation allowance	$ 680,971	$ 2,184